SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 10,958	$ 7,569
Cash flows from (used in) financing activities	21,687	26,900
Cash flows from (used in) investing activities	(31,777)	(29,964)
BIP
Cash flows from (used in):
Cash flows from (used in) operating activities	5,971	4,653
Cash flows from (used in) financing activities	7,818	2,612
Cash flows from (used in) investing activities	(12,661)	(6,901)
Distributions paid to non-controlling interests in common equity	1,006	949
BEP
Cash flows from (used in):
Cash flows from (used in) operating activities	1,147	1,274
Cash flows from (used in) financing activities	6,418	7,649
Cash flows from (used in) investing activities	(8,647)	(6,800)
Distributions paid to non-controlling interests in common equity	546	447
BBU
Cash flows from (used in):
Cash flows from (used in) operating activities	3,230	3,280
Cash flows from (used in) financing activities	72	(504)
Cash flows from (used in) investing activities	(3,183)	(2,327)
Distributions paid to non-controlling interests in common equity	31	22
Brookfield Property Partners L.P. [Member]
Cash flows from (used in):
Cash flows from (used in) operating activities	1,552	826
Cash flows from (used in) financing activities	(4,837)	5,456
Cash flows from (used in) investing activities	4,446	(6,260)
Distributions paid to non-controlling interests in common equity	0	0
Brookfield Asset Management ULC (BAM)
Cash flows from (used in):
Cash flows from (used in) operating activities	2,101	1,612
Cash flows from (used in) financing activities	(339)	(1,744)
Cash flows from (used in) investing activities	(590)	(2,119)
Distributions paid to non-controlling interests in common equity	$ 795	$ 653